Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of Warrants
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, January 1, 2022	510,794,865	$0.02	2.73	$15,486
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Balance Outstanding, December 31, 2022	510,794,865	$0.02	1.73	$13,263
Granted	474,999,993	0.03	-	-
Forfeited	(20,960,439)	-	-	-
Exercised	-	-	-	-
Balance Outstanding, December 31, 2023	964,834,419	$0.03	5.00	$-

Exercisable, December 31, 2023	964,834,419	$0.03	5.00	$-

Schedule of Summarized the Option Activity	The following table summarized the option activity for the years ended December 31, 2023 and 2022:
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term (in years)	Value
Balance Outstanding, January 1, 2022	174,666,648	$0.01	8.74	-
Granted	9,597,675	0.00		-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	(21,122,239)	0.04	-	-
Balance Outstanding, December 31, 2022	163,142,084	$0.00	8.96	$-
Granted (Share Exchange)	-	0.00		4,070,727
Forfeited (Share Exchange)	-	0.00
Exercised
Expired
Balance Outstanding, December 31, 2023	163,142,084	$0.00	9.62	$1,003,656

Exercisable, December 31, 2023	105,562,164	$0.00	9.62	$669,104